Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

17. Commitments and Contingencies

Operating Leases

The Company leases its office, laboratory and manufacturing space under non-cancelable operating leases. During August 2012, the Company entered into an Indenture of Lease (the “Amended Lease”), which amended and restated its facility lease. The Amended Lease will terminate on June 30, 2019, but the Company retains an option to renew the Amended Lease with respect to all of the leased space for an additional period of five years. In March 2013, September 2013, February 2015 and July 2015, the Company entered into further facility lease amendments for additional space that are co-terminus with the Amended Lease. In total, the Company leases approximately 167,000 square feet at its corporate headquarters in Cambridge, Massachusetts.

As part of the Amended Lease and subsequent amendments, the landlord agreed to reimburse the Company for a portion of tenant improvements made to the facility. As of December 31, 2016, the Company had received $9.5 million of tenant improvement reimbursements. Tenant improvement reimbursements are recorded within deferred rent and are amortized over the term of the lease as reductions to rent expense.

In May 2016, the Company entered into a sublease agreement (the “Sublease”) whereby a subtenant agreed to lease 8,143 square feet of office and lab space from the Company. The Sublease terminates on December 31, 2017, but may be extended through June 30, 2019 if mutually agreed upon by the Company and the subtenant. Rental income received from the subtenant has been classified by the Company as reduction of rent expense. Total future minimum rental payments to be received by the Company from the subtenant as of December 31, 2016 are $0.6 million.

Total rent expense was $5.0 million, $4.3 million and $3.4 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Future minimum lease payments to be made by the Company under non-cancelable operating leases as of December 31, 2016 are as follows:

Years ended December 31,	(in thousands)
2017	$8,108
2018	8,102
2019	4,082
Total future minimum lease payments	$20,292